Schedule of Investments (unaudited)
April 30, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 6.0%
Abrdn Property Income Trust Ltd.	700,529	$ 438,889
Activia Properties, Inc.	1,179	2,926,218
AEW U.K. REIT PLC	240,842	253,327
American Assets Trust, Inc.	83,523	1,783,216
Argosy Property Ltd.	1,156,128	764,387
Armada Hoffler Properties, Inc.	113,779	1,196,955
Balanced Commercial Property Trust Ltd.	867,551	843,390
British Land Co. PLC	1,528,103	7,368,737
Broadstone Net Lease, Inc.	307,589	4,478,496
Charter Hall Long Wale REIT	1,119,587	2,421,657
Covivio SA/France	87,750	4,367,855
Cromwell European Real Estate Investment Trust	544,000	864,026
Custodian Property Income REIT PLC	721,057	663,792
Daiwa House REIT Investment Corp.	3,685	6,189,974
Empire State Realty Trust, Inc., Class A	223,799	2,036,571
Essential Properties Realty Trust, Inc.	255,123	6,719,940
Global Net Lease, Inc.	330,300	2,295,585
GPT Group	3,167,156	8,517,854
Growthpoint Properties Australia Ltd.	456,887	699,245
H&R Real Estate Investment Trust	439,953	2,876,241
Hankyu Hanshin REIT, Inc.	1,152	1,031,202
Heiwa Real Estate REIT, Inc.	1,617	1,449,683
Hulic REIT, Inc.	2,174	2,077,763
ICADE	55,199	1,467,600
KDX Realty Investment Corp.	6,831	6,737,668
Land Securities Group PLC	1,234,864	9,980,241
Lar Espana Real Estate Socimi SA	101,629	740,772
Merlin Properties Socimi SA	564,655	6,351,888
Mirvac Group	6,516,785	8,538,738
Mori Trust Sogo REIT, Inc.	4,204	1,950,513
Nippon REIT Investment Corp.	730	1,648,737
Nomura Real Estate Master Fund, Inc.	7,406	7,079,543
NTT UD REIT Investment Corp.	2,407	1,845,357
OUE Real Estate Investment Trust	3,543,700	698,221
Picton Property Income Ltd.	695,643	573,325
Schroder Real Estate Investment Trust Ltd.(a)	962,145	533,798
Sekisui House REIT, Inc.	6,931	3,551,439
Star Asia Investment Corp.	3,619	1,411,850
Stockland	3,986,799	11,295,065
Stride Property Group	871,685	642,050
Sunlight Real Estate Investment Trust	1,651,000	354,575
Suntec Real Estate Investment Trust(a)	3,564,800	2,810,430
Takara Leben Real Estate Investment Corp.	1,108	718,090
Tokyu REIT, Inc.	1,514	1,557,799
UK Commercial Property REIT Ltd.	1,244,899	1,044,878
United Urban Investment Corp.	4,867	4,663,530
WP Carey, Inc.	359,381	19,708,454
		158,169,564
Health Care Providers & Services — 0.1%
Chartwell Retirement Residences	403,758	3,663,195
Health Care REITs — 7.8%
Aedifica SA	77,876	4,976,089
Assura PLC	4,899,474	2,508,381
CareTrust REIT, Inc.	196,149	4,848,803
Cofinimmo SA	60,750	4,024,177
Community Healthcare Trust, Inc.	46,751	1,240,304
Health Care & Medical Investment Corp.	545	454,817
Healthcare Realty Trust, Inc.	636,258	9,053,951
HealthCo REIT	804,605	621,016
Security	Shares	Value
Health Care REITs (continued)
Healthpeak Properties, Inc.	1,173,019	$ 21,829,884
Impact Healthcare REIT PLC	519,208	544,323
Life Science Reit PLC	551,013	271,965
LTC Properties, Inc.	66,175	2,190,393
Medical Properties Trust, Inc.(a)	993,354	4,569,428
National Health Investors, Inc.	68,023	4,289,530
NorthWest Healthcare Properties Real Estate Investment Trust	378,348	1,387,904
Omega Healthcare Investors, Inc.	408,020	12,407,888
Parkway Life Real Estate Investment Trust	621,200	1,630,602
Primary Health Properties PLC	2,193,383	2,510,531
Sabra Health Care REIT, Inc.	376,899	5,246,434
Target Healthcare REIT PLC	845,561	819,177
Ventas, Inc.	663,701	29,388,680
Vital Healthcare Property Trust	788,558	1,013,388
Welltower, Inc.	920,788	87,732,681
		203,560,346
Hotel & Resort REITs — 2.9%
Apple Hospitality REIT, Inc.	352,052	5,196,288
CapitaLand Ascott Trust(a)	4,028,233	2,675,519
CDL Hospitality Trusts(a)	1,552,454	1,104,837
DiamondRock Hospitality Co.	344,040	3,061,956
Far East Hospitality Trust	1,698,500	765,230
Hoshino Resorts REIT, Inc.	421	1,473,732
Host Hotels & Resorts, Inc.	1,159,777	21,884,992
Hotel Property Investments Ltd.	308,612	646,042
Invincible Investment Corp.	11,188	5,012,678
Japan Hotel REIT Investment Corp.	7,667	4,028,989
Park Hotels & Resorts, Inc.	342,821	5,529,703
Pebblebrook Hotel Trust(a)	197,689	2,872,421
RLJ Lodging Trust	247,552	2,723,072
Ryman Hospitality Properties, Inc.	96,654	10,195,064
Service Properties Trust	264,517	1,621,489
Summit Hotel Properties, Inc.	180,938	1,087,437
Sunstone Hotel Investors, Inc.	336,295	3,430,209
Xenia Hotels & Resorts, Inc.	174,182	2,415,904
		75,725,562
Industrial REITs — 15.8%
Advance Logistics Investment Corp.	1,185	914,249
AIMS APAC REIT(a)	1,086,832	1,002,349
Americold Realty Trust, Inc.	473,099	10,393,985
ARGAN SA	16,955	1,332,909
CapitaLand Ascendas REIT	5,887,259	11,151,772
Centuria Industrial REIT	864,536	1,765,265
CRE Logistics REIT, Inc.	1,025	981,051
Dexus Industria REIT	391,401	735,925
Dream Industrial Real Estate Investment Trust	424,627	3,827,858
EastGroup Properties, Inc.	76,215	11,840,762
ESR-LOGOS REIT	10,389,635	2,207,241
First Industrial Realty Trust, Inc.	217,712	9,888,479
Frasers Logistics & Commercial Trust	4,833,400	3,501,240
GLP J-REIT	7,913	6,435,739
Goodman Group	3,070,145	62,015,786
Goodman Property Trust	1,876,547	2,521,121
Granite Real Estate Investment Trust	98,564	4,872,175
Industrial & Infrastructure Fund Investment Corp.	3,999	3,306,694
Innovative Industrial Properties, Inc.	45,690	4,724,346
Japan Logistics Fund, Inc.	1,461	2,604,993
LaSalle Logiport REIT	3,102	3,111,246
LondonMetric Property PLC	3,167,601	7,731,837
LXP Industrial Trust	483,937	4,040,874
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Mapletree Industrial Trust	3,248,510	$ 5,378,998
Mapletree Logistics Trust	5,454,309	5,352,323
Mitsubishi Estate Logistics REIT Investment Corp.	792	2,030,023
Mitsui Fudosan Logistics Park, Inc.	918	2,633,600
Montea NV	29,765	2,551,869
Nippon Prologis REIT, Inc.	4,056	7,010,529
Prologis, Inc.	1,533,576	156,501,431
Rexford Industrial Realty, Inc.	349,950	14,981,359
Segro PLC	2,217,503	23,323,968
SOSiLA Logistics REIT, Inc.	1,225	964,483
STAG Industrial, Inc.	303,375	10,433,066
Terreno Realty Corp.	147,323	8,007,005
Tritax Big Box REIT PLC	3,143,366	5,937,300
Urban Logistics REIT PLC	818,288	1,184,046
Warehouse Reit PLC	717,613	715,011
Warehouses De Pauw CVA	281,926	7,455,353
		415,368,260
Office REITs — 6.6%
Abacus Group	930,621	693,527
Alexandria Real Estate Equities, Inc.	288,143	33,387,129
Allied Properties Real Estate Investment Trust	212,513	2,613,478
Boston Properties, Inc.	260,861	16,144,687
Brandywine Realty Trust	274,909	1,248,087
Centuria Office REIT	795,441	606,674
Champion REIT	3,094,000	689,249
CLS Holdings PLC	253,493	261,010
COPT Defense Properties	184,504	4,422,561
Cousins Properties, Inc.	249,576	5,725,273
Cromwell Property Group	2,216,356	575,715
Daiwa Office Investment Corp.	439	1,600,555
Derwent London PLC	183,836	4,722,885
Dexus	1,804,964	8,198,527
Douglas Emmett, Inc.	252,692	3,464,407
Easterly Government Properties, Inc.	164,455	1,922,479
Gecina SA	86,702	8,852,430
Global One Real Estate Investment Corp.	1,689	1,149,350
Great Portland Estates PLC	358,021	1,753,672
Helical PLC	181,107	461,657
Highwoods Properties, Inc.	179,928	4,714,114
Hudson Pacific Properties, Inc.	240,716	1,396,153
Ichigo Office REIT Investment Corp.	1,888	968,109
Inmobiliaria Colonial Socimi SA	543,177	3,176,877
Japan Excellent, Inc.	2,040	1,666,465
Japan Prime Realty Investment Corp.	1,550	3,353,987
Japan Real Estate Investment Corp.	2,239	7,592,763
JBG SMITH Properties	153,542	2,304,665
Keppel REIT	4,230,500	2,716,381
Kilroy Realty Corp.	196,163	6,630,309
Mirai Corp.	3,326	952,327
Mori Hills REIT Investment Corp.	2,580	2,245,166
Nippon Building Fund, Inc.	2,519	9,624,581
NSI NV	28,900	548,373
One REIT, Inc.	415	698,683
Orix JREIT, Inc.	4,437	4,676,954
Paramount Group, Inc.	326,006	1,512,668
Piedmont Office Realty Trust, Inc., Class A	217,201	1,496,515
Precinct Properties New Zealand Ltd.	2,278,493	1,570,844
Prosperity REIT	1,875,000	298,236
Regional REIT Ltd.(b)	686,480	192,145
Sankei Real Estate, Inc.	723	418,737
SL Green Realty Corp.	106,049	5,284,422
Security	Shares	Value
Office REITs (continued)
Vornado Realty Trust	296,317	$ 7,713,132
Workspace Group PLC	247,249	1,528,256
		171,774,214
Real Estate Management & Development — 14.0%
Abrdn European Logistics Income PLC(b)	633,525	468,640
Aeon Mall Co. Ltd.	151,000	1,726,371
Alexander & Baldwin, Inc.	120,311	1,981,522
Allreal Holding AG, Class N, Registered Shares	24,461	3,950,506
Amot Investments Ltd.	354,031	1,484,848
Aroundtown SA(a)(c)	1,176,381	2,438,719
Atrium Ljungberg AB, Class B	75,925	1,346,208
Azrieli Group Ltd.	62,847	4,043,595
CA Immobilien Anlagen AG	55,713	1,812,167
CapitaLand Investment Ltd./Singapore	4,148,300	8,022,199
Castellum AB(c)	705,193	8,379,073
Catena AB	56,264	2,462,381
Cibus Nordic Real Estate AB	97,726	1,272,794
City Developments Ltd.(a)	767,700	3,440,780
Citycon OYJ	149,533	611,760
CK Asset Holdings Ltd.	3,210,000	13,692,496
Corem Property Group AB, Class B	1,135,917	843,916
Deutsche EuroShop AG, Class N(a)	22,701	458,903
Deutsche Wohnen SE	80,930	1,526,779
Dios Fastigheter AB	145,445	1,111,250
Entra ASA(b)(c)	100,891	931,847
Fabege AB	410,871	3,142,468
Fastighets AB Balder, Class B(c)	1,030,739	6,497,062
FastPartner AB, Class A	85,517	574,204
Grainger PLC	1,203,309	3,856,721
Grand City Properties SA(c)	162,265	1,812,125
Heiwa Real Estate Co. Ltd.	55,500	1,534,356
Hongkong Land Holdings Ltd.	1,816,600	5,804,362
Hufvudstaden AB, Class A	174,530	2,027,253
Hulic Co. Ltd.	682,800	6,291,766
Hysan Development Co. Ltd.	1,008,000	1,571,051
Intershop Holding AG	8,895	1,191,904
Kennedy-Wilson Holdings, Inc.	197,236	1,694,257
Kojamo OYJ(c)	260,992	2,883,132
LEG Immobilien SE(c)	122,530	10,401,370
Lifestyle Communities Ltd.	176,916	1,349,852
Melisron Ltd.	43,132	2,958,857
Mitsubishi Estate Co. Ltd.	1,801,300	33,008,292
Mitsui Fudosan Co. Ltd.	4,453,300	45,321,510
Mobimo Holding AG, Registered Shares, Registered Shares	11,741	3,286,815
New World Development Co. Ltd.(a)	2,389,507	2,537,538
Nomura Real Estate Holdings, Inc.	177,400	4,966,688
NP3 Fastigheter AB	45,673	961,502
Nyfosa AB	309,098	2,673,946
Pandox AB	151,080	2,336,365
Peach Property Group AG(a)(c)	18,806	193,123
Platzer Fastigheter Holding AB, Class B	87,579	707,970
PSP Swiss Property AG, Class N, Registered Shares	74,540	9,214,737
Sagax AB, Class B	354,833	8,885,751
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	1,841,962	660,640
Sino Land Co. Ltd.	5,867,405	6,273,423
Sirius Real Estate Ltd.	2,184,788	2,657,283
StorageVault Canada, Inc.	400,562	1,376,282
Sumitomo Realty & Development Co. Ltd.	656,300	22,710,540
Sun Hung Kai Properties Ltd.	2,363,500	21,803,186
Swire Properties Ltd.	1,782,600	3,686,714

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Swiss Prime Site AG, Registered Shares	126,701	$ 11,698,662
TAG Immobilien AG(c)	254,291	3,615,424
Tokyo Tatemono Co. Ltd.	329,900	5,489,525
Tricon Residential, Inc.	396,956	4,446,346
Tritax EuroBox PLC, Class EE(b)	1,362,496	944,891
UOL Group Ltd.	814,400	3,477,283
VGP NV	17,006	1,850,224
Vonovia SE	1,157,962	33,460,499
Wallenstam AB, Class B	562,202	2,485,176
Wharf Real Estate Investment Co. Ltd.	2,558,000	7,936,226
Wihlborgs Fastigheter AB	435,060	3,643,905
		367,907,960
Residential REITs — 12.8%
Advance Residence Investment Corp.	2,182	4,717,513
American Homes 4 Rent, Class A	553,032	19,798,546
Apartment Income REIT Corp.	241,936	9,285,504
Apartment Investment and Management Co., Class A(c)	231,189	1,849,512
AvalonBay Communities, Inc.	235,452	44,634,636
Boardwalk Real Estate Investment Trust	68,650	3,534,105
Camden Property Trust	172,575	17,202,276
Canadian Apartment Properties REIT	275,343	8,570,405
Centerspace	25,525	1,716,556
Comforia Residential REIT, Inc.	1,186	2,567,384
Daiwa Securities Living Investments Corp.	3,179	2,158,568
Elme Communities	142,038	2,153,296
Empiric Student Property PLC	965,425	1,084,877
Equity LifeStyle Properties, Inc.	295,123	17,792,966
Equity Residential	619,680	39,907,392
Essex Property Trust, Inc.	106,040	26,112,350
Home Invest Belgium SA	18,986	334,322
Home Reit PLC(c)(d)	1,048,527	348,968
Independence Realty Trust, Inc.	369,180	5,821,969
Ingenia Communities Group	602,173	1,784,805
InterRent Real Estate Investment Trust	225,697	1,964,079
Invitation Homes, Inc.	1,015,322	34,724,012
Irish Residential Properties REIT PLC	762,068	805,960
Killam Apartment Real Estate Investment Trust	189,354	2,364,432
Mid-America Apartment Communities, Inc.	192,863	25,072,190
NexPoint Residential Trust, Inc.	36,358	1,244,898
Nippon Accommodations Fund, Inc.	780	3,248,318
PRS REIT PLC	897,078	884,142
Residential Secure Income PLC(b)	241,637	149,443
Samty Residential Investment Corp.	767	527,793
Starts Proceed Investment Corp.	404	529,898
Sun Communities, Inc.	204,120	22,722,638
Triple Point Social Housing REIT PLC(b)	508,095	382,533
UDR, Inc.	545,013	20,754,095
UNITE Group PLC	572,166	6,614,547
Veris Residential, Inc.	129,434	1,865,144
Xior Student Housing NV	55,076	1,638,532
		336,868,604
Retail REITs — 16.4%
Acadia Realty Trust	166,961	2,885,086
AEON REIT Investment Corp.	2,905	2,540,488
Agree Realty Corp.	163,483	9,354,497
Ascencio	8,010	414,061
Brixmor Property Group, Inc.	499,674	11,042,795
BWP Trust	786,112	1,798,928
CapitaLand Integrated Commercial Trust	8,481,739	12,090,677
Carmila SA	92,400	1,552,364
Security	Shares	Value
Retail REITs (continued)
Charter Hall Retail REIT	839,216	$ 1,790,681
Choice Properties Real Estate Investment Trust	422,782	3,998,563
Crombie Real Estate Investment Trust	174,182	1,625,859
Eurocommercial Properties NV	68,931	1,567,760
Federal Realty Investment Trust	134,710	14,032,741
First Capital Real Estate Investment Trust	356,504	3,827,501
Fortune Real Estate Investment Trust	2,334,000	1,146,641
Frasers Centrepoint Trust(a)	1,806,305	2,861,253
Frontier Real Estate Investment Corp.	786	2,284,976
Fukuoka REIT Corp.	1,230	1,321,153
Getty Realty Corp.	77,402	2,097,594
Hamborner REIT AG	127,145	867,509
Hammerson PLC	6,585,429	2,241,532
HomeCo Daily Needs REIT	2,961,429	2,321,866
Immobiliare Grande Distribuzione SIIQ SpA(a)	131,396	230,812
InvenTrust Properties Corp.	111,231	2,818,593
Japan Metropolitan Fund Invest	11,623	7,017,135
Kimco Realty Corp.	1,089,703	20,301,167
Kite Realty Group Trust	356,239	7,766,010
Kiwi Property Group Ltd.	2,335,052	1,111,799
Klepierre SA	345,175	9,268,779
Lendlease Global Commercial REIT(a)	2,764,856	1,099,667
Link REIT	4,247,721	18,200,601
Macerich Co.	353,608	4,865,646
Mapletree Pan Asia Commercial Trust	3,846,547	3,524,872
Mercialys SA	159,419	1,725,577
NETSTREIT Corp.	112,482	1,895,322
NewRiver REIT PLC	508,276	474,668
NNN REIT, Inc.	302,472	12,259,190
PARAGON REIT	1,739,015	1,076,494
Phillips Edison & Co., Inc.	198,494	6,490,754
Primaris Real Estate Investment Trust	159,162	1,526,124
Realty Income Corp.	1,381,965	73,990,406
Regency Centers Corp.	300,345	17,786,431
Region RE Ltd.	1,900,793	2,664,633
Retail Estates NV	21,094	1,472,332
Retail Opportunity Investments Corp.	199,092	2,442,859
RioCan Real Estate Investment Trust	493,860	6,256,433
Scentre Group	8,635,676	17,487,674
Shaftesbury Capital PLC	2,250,232	3,766,663
Simon Property Group, Inc.	539,140	75,765,344
SITE Centers Corp.	311,865	4,207,059
SmartCentres Real Estate Investment Trust	217,781	3,524,615
Starhill Global REIT	2,339,900	814,221
Supermarket Income Reit PLC	2,153,053	1,944,906
Tanger, Inc.	170,663	4,838,296
Unibail-Rodamco-Westfield(c)	169,947	14,162,185
Urban Edge Properties	193,753	3,241,488
Vastned Retail NV	27,618	617,479
Vicinity Ltd.	6,228,252	7,626,924
Waypoint REIT Ltd.	1,147,442	1,721,761
Wereldhave NV	75,422	1,047,114
		430,696,558
Specialized REITs — 15.6%
Abacus Storage King	925,117	674,687
Arena REIT	592,711	1,398,446
Big Yellow Group PLC	306,119	4,118,011
Charter Hall Social Infrastructure REIT	579,395	946,406
CubeSmart	371,441	15,021,074
Digital Core REIT Management Pte Ltd.(a)	1,362,900	831,369
Digital Realty Trust, Inc.	501,867	69,649,102
EPR Properties	122,411	4,968,663
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Equinix, Inc.	155,160	$ 110,335,828
Extra Space Storage, Inc.	347,441	46,654,377
Four Corners Property Trust, Inc.	146,779	3,441,968
Gaming & Leisure Properties, Inc.	424,954	18,158,284
Keppel DC REIT(a)	2,153,091	2,685,611
National Storage Affiliates Trust	123,870	4,340,405
National Storage REIT	2,024,029	2,790,988
Public Storage	260,361	67,550,661
Safehold, Inc.	81,691	1,490,044
Safestore Holdings PLC	346,884	3,343,219
Shurgard Self Storage Ltd.	50,651	2,075,737
VICI Properties, Inc.	1,718,217	49,055,095
		409,529,975
Total Long-Term Investments — 98.0% (Cost: $2,644,822,910)		2,573,264,238
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	14,815,101	14,819,545
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	23,374,678	23,374,678
Total Short-Term Securities — 1.4% (Cost: $38,194,463)		38,194,223
Total Investments — 99.4% (Cost: $2,683,017,373)		2,611,458,461
Other Assets Less Liabilities — 0.6%		14,536,886
Net Assets — 100.0%		$ 2,625,995,347

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,290,243	$ 2,531,910 (a)	$ —	$ (458)	$ (2,150)	$ 14,819,545	14,815,101	$ 58,426 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,540,053	4,834,625 (a)	—	—	—	23,374,678	23,374,678	257,410	—
				$ (458)	$ (2,150)	$ 38,194,223		$ 315,836	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	16	06/13/24	$ 1,940	$ (35,369)
SPI 200 Index	43	06/20/24	5,283	(137,301)
Dow Jones U.S. Real Estate Index	958	06/21/24	30,464	(1,246,327)
				$ (1,418,997)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 43,855,468	$ 114,314,096	$ —	$ 158,169,564
Health Care Providers & Services	3,663,195	—	—	3,663,195
Health Care REITs	185,002,168	18,558,178	—	203,560,346
Hotel & Resort REITs	60,783,765	14,941,797	—	75,725,562
Industrial REITs	252,434,277	162,933,983	—	415,368,260
Office REITs	109,229,655	62,544,559	—	171,774,214
Real Estate Management & Development	18,201,339	349,706,621	—	367,907,960
Residential REITs	309,896,961	26,622,675	348,968	336,868,604
Retail REITs	303,820,911	126,875,647	—	430,696,558
Specialized REITs	391,496,870	18,033,105	—	409,529,975
Short-Term Securities
Money Market Funds	38,194,223	—	—	38,194,223
	$1,716,578,832	$894,530,661	$348,968	$2,611,458,461
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (1,246,327)	$ (172,670)	$ —	$ (1,418,997)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares Developed Real Estate Index Fund

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust